Annual Operating Expenses - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2024
Fidelity Advisor California Municipal Income Fund - Class A
Operating Expenses:
Management fee	0.50%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.76%
Fidelity Advisor California Municipal Income Fund - Class C
Operating Expenses:
Management fee	0.48%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.49%
Fidelity Advisor California Municipal Income Fund - Class M
Operating Expenses:
Management fee	0.41%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.67%
Fidelity Advisor California Municipal Income Fund - Class I
Operating Expenses:
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.53%
Fidelity Advisor California Municipal Income Fund - Class Z
Operating Expenses:
Management fee	0.39%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.40%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18%, 0.09%, 0.15%, 0.19%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.